Subsequent Events	12 Months Ended
May 31, 2023
Subsequent Events [Abstract]
Subsequent Events
25.	SUBSEQUENT EVENTS
Share repurchase program
On June 6, 2023, the Company announced that its board of directors has authorized the Company to extend its share repurchase program, over the next twelve months through May 31, 2024. As of September 15, 2023, an aggregate of

5,969,314

ADS was repurchased.